Fair Value Measurements - Schedule of Fair Value Hierarchy of Plan's Assets and Estimated Fair Value of Plan's Investment Funds (Details) - EBP 006 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,041,346	$ 878,295
Martin Marietta Materials, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	60,667	56,373
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	141,373	128,266
Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	346
Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	839,306	693,656
Level 1 | Martin Marietta Materials, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	60,667	56,373
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	141,373	128,266
Level 1 | Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	346
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	838,960	693,656
Fair Value Measured at Net Asset Value Per Share | Galliard Stable Return Fund E
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 62,771	66,293
Redemption Notice Period	12 months
Fair Value Measured at Net Asset Value Per Share | BlackRock Equity Index Fund J
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 126,461	106,076
Fair Value Measured at Net Asset Value Per Share | Harbor Capital Appreciation R
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	70,339	62,958
Fair Value Measured at Net Asset Value Per Share | BlackRock LifePath Portfolios Class O
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	565,338	447,863
Fair Value Measured at Net Asset Value Per Share | BlackRock Mid Cap Equity Index Fund M
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	10,582	8,536
Fair Value Measured at Net Asset Value Per Share | BlackRock Russell 2000 Index Fund M
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,624	931
Fair Value Measured at Net Asset Value Per Share | BlackRock US Debt Index Fund M
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,845	999
Fair Value Measured at Net Asset Value Per Share | Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 838,960	$ 693,656